Income Tax (Details) - Schedule of Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Financial Position [Abstract]
Deferred taxes assets	$ 46,856	$ 42,027
Deferred tax liabilities	(59,206)	(59,465)
Total	$ (12,350)	$ (17,438)